Goodwill And Intangible Assets (Schedule Of Carrying Value And Accumulated Amortization For Intangible Assets) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 1,036.0	$ 1,052.7
Accumulated Amortization	(458.6)	(421.3)
Net	577.4	631.4
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	701.3	705.5
Accumulated Amortization	(275.3)	(255.5)
Net	426.0	450.0
Technology Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	181.5	181.4
Accumulated Amortization	(78.2)	(61.1)
Net	103.3	120.3
Tradenames [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	153.2	165.8
Accumulated Amortization	(105.1)	(104.7)
Net	$ 48.1	$ 61.1